Commitments and Contingencies - Schedule of operating leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,020
Total of operating leases to be paid	$ 1,020